Document And Entity Information	Sep. 30, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity File Number	1-15731
Entity Registrant Name	Everest Re Group, Ltd.
Entity Central Index Key	0001095073
Entity Incorporation State Country Code	D0
Entity Tax Identification Number	98-0365432
Entity Address Address Line 1	Seon Place – 4th Floor
Entity Address Address Line 2	141 Front Street
Entity Address Address Line 3	PO Box HM 845
Entity Address City Or Town	Hamilton
Entity Address Postal Zip Code	HM 19
Entity Address Country	BM
City Area Code	441
Local Phone Number	295-0006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares, $0.01 par value
Trading Symbol	RE
Security Exchange Name	NYSE